UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File No. 811-05012

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

(Exact Name of Registrant as Specified in Charter)

Eleven Madison Avenue, New York, New York 10010

(Address of Principal Executive Offices) (Zip Code)

John G. Popp

Credit Suisse Asset Management Income Fund, Inc.

Eleven Madison Avenue

New York, New York 10010

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2020 to June 30, 2020

Item 1. Reports to Stockholders.

Credit Suisse Asset Management

Income Fund, Inc.

Eleven Madison Avenue

New York, NY 10010

Directors

Steven N. Rappaport

Chairman of the Board

Laura A. DeFelice

Jeffrey E. Garten

Mahendra R. Gupta

John G. Popp

Officers

John G. Popp

Chief Executive Officer and President

Thomas J. Flannery

Chief Investment Officer

Emidio Morizio

Chief Compliance Officer

Lou Anne McInnis

Chief Legal Officer

Omar Tariq

Chief Financial Officer and Treasurer

Karen Regan

Senior Vice President and Secretary

Investment Adviser

Credit Suisse Asset Management, LLC

Eleven Madison Avenue

New York, NY 10010

Administrator and Custodian

State Street Bank and Trust Co.

One Lincoln Street

Boston, MA 02111

Shareholder Servicing Agent

Computershare Trust Company, N.A.

P.O. Box 30170

College Station, TX 77842-3170

Legal Counsel

Willkie Farr & Gallagher LLP

787 7th Avenue

New York, NY 10019

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

Credit Suisse Asset Management

Income Fund, Inc.

SEMIANNUAL REPORT

June 30, 2020

(unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from Credit Suisse Asset Management, LLC or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with the Fund, you can call 877-870-2874 to inform Credit Suisse Asset Management, LLC that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by Credit Suisse Asset Management, LLC, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the Credit Suisse Asset Management, LLC website at www.credit-suisse.com/us/funds and logging into your accounts, if you hold accounts directly with the Fund, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Credit Suisse Asset Management Income Fund, Inc.

Semiannual Investment Adviser’s Report

June 30, 2020 (unaudited)

July 24, 2020

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Asset Management Income Fund, Inc. (the “Fund”) for the six-month period ended June 30, 2020.

Performance Summary

01/01/20 – 6/30/20

Fund & Benchmark	Performance
Total Return (based on NAV)[1]	(6.98)%
Total Return (based on market value)[1]	(11.55)%
ICE BofA US High Yield Constrained Index[2]	(4.84)%

Market Review: A Challenging Period for High Yield Assets

The six-month period ended June 30, 2020 was volatile for many asset classes, including high yield. The ICE BofA US High Yield Constrained Index (the “Index”), the Fund’s benchmark, lost 4.84% for the period. March had the most significant negative returns, down 11.77%, due to the global pandemic’s unprecedented challenges for both public health and financial markets. Subsequently, asset prices stabilized as global central banks signaled they would provide the necessary support to ease investor concerns about the financial impact of the pandemic. In the high yield market, yields and spreads trended wider versus year-end 2019 due to a repricing of risk to account for the weaker economic outlook given the forced shutdowns and lower activity across many business sectors due to the pandemic. Overall, yields increased to end the period at 6.89%—152 basis points wider than December 31st, 2019, while spreads widened to +653 basis points versus +370 basis over the same period.

For the period, BB-rated bonds outperformed the Index, returning -1.34%, while B-rated and CCC-rated bonds underperformed the Index, losing -6.12% and -14.66%, respectively.

From an industry perspective, telecom-wireless, and food & drug retailers were the best performing sectors, returning 5.49% and 5.00%, respectively. In contrast, department stores, oil field equipment & services, and air transportation were the worst performing sectors, losing a respective -66.24%, -39.39%, and -36.87%.

Default activity including distressed exchanges, as measured by JPMorgan, ended the period at 6.61%—up 398 basis points from year-end 2019 and 494 basis points over the twelve-month period ended June 30, 2019. Over the near-term, default expectations remain above historical averages. The high yield market tends to have a higher percentage of assets in the energy sector, so perhaps unsurprisingly, 62% of the $23.4bn that defaulted in June was in this sector. The three largest were Chesapeake Energy ($5.9bn in debt), Valaris ($5.7bn), and Ferrellgas ($2.4bn), none of which were held by the Fund.

Fund flows from retail investors have matched the general volatility of the broader financial markets. Through the first three months of 2020, fund flows were negative, with $15.4 billion leaving the asset class. However, in the following three months ended June 30, 2020, retail fund flows were significantly positive with $43.6 billion of inflows. Overall, actively managed mutual funds and ETFs saw $28.2 billion of inflows in the six-month period, compared to $12.6bn of inflows in the same period of 2019.

New issuance activity has been quite strong so far in 2020, as borrowers seek to raise funds for liquidity and near-term refinancing. For the six-month period ended June 30, 2020, new issuance totaled $218 billion—a 53% year-over-year increase.

Strategic Review and Outlook: Moving Forward with Caution

For the six-month period ended June 30, 2020, the Fund underperformed the benchmark. Negative security selection in leisure and automotive were the largest detractors to relative performance, while underweights to BB-rated bonds also pulled down relative returns.

So far in 2020, the rating agencies have taken a stern stance in reviewing credits in the current environment—perhaps justifiably for at least some issuers that are directly affected by the pandemic and shutdowns—and

Credit Suisse Asset Management Income Fund, Inc.

Semiannual Investment Adviser’s Report (continued)

June 30, 2020 (unaudited)

widespread downgrades have resulted. Of note in the high yield market, the number and amount of fallen angels has increased dramatically. In fact, in the first half of the year, $177.5bn of debt has come into the high yield market from investment grade, according to JP Morgan. That’s already higher than any single year in history. Additionally, the net downgrades in High Yield, based on the face value of downgrades minus upgrades as a percent of the index in the last 12 months, maxed out at 13.72% in April 2020. Since then, the volume of net downgrades have subsided, ending June 2020 at 2.64%, according to Bank of America. And, while there are many factors that affect a rating agency’s decision to downgrade, we believe numerous companies have improved liquidity and restarted business operations. We will continue to monitor the situation in the event there are signs of a second wave of downgrades, but the capital markets generally remain open and use of proceeds are general corporate (i.e. putting cash on the balance sheet) or refinancing.

Going forward we will continue to monitor fundamental credit trends, including the possibility of defaults. Given the concentration of defaults in a handful of sectors and the identifiable tail risk in the high yield market, credit selection remains paramount to alpha generation. We believe an actively managed portfolio should be able to identify investments that offer good relative value in the market, while avoiding some near-term pitfalls.

Thomas J. Flannery	John G. Popp
Chief Investment Officer*	Chief Executive Officer and President**

High yield bonds are lower-quality bonds that are also known as “junk bonds.” Such bonds entail greater risks than those found in higher-rated securities.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments, and government regulation, and their potential impact on the Fund’s investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund’s management are as of the date of this letter and the Fund holdings described in this document are as of June 30, 2020; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

[1]	Assuming reinvestment of dividends of $0.135 per share.
[2]

The ICE BofA US High Yield Constrained Index (the “Index”) is an unmanaged index that tracks the performance below investment-grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market, where each allocation is limited to 2% of the Index. The Index does not have transaction costs and investors cannot invest directly in the Index.

*

Thomas J. Flannery, Managing Director, is the Head of the Credit Suisse U.S. High Yield Management Team. Mr. Flannery joined Credit Suisse Asset Management, LLC (“Credit Suisse”) in June 2010. He is a portfolio manager for the Credit Investments Group (“CIG”) with responsibility for trading, directing investment decisions, originating and analyzing investment opportunities. Mr. Flannery is also a member of the CIG Credit Committee and is currently a high yield bond portfolio manager and trader for CIG. Mr. Flannery joined Credit Suisse AG in 2000 from First Dominion Capital, LLC where he was an Associate. Mr. Flannery holds a B.S. in Finance from Georgetown University.

**

John G. Popp is a Managing Director of Credit Suisse and Group Head and Chief Investment Officer of CIG, with primary responsibility for making investment decisions and monitoring processes for CIG’s global investment strategies. Mr. Popp also serves as Trustee, Chief Executive Officer and President of the Credit Suisse Funds, as well as serving as Director, Chief Executive Officer and President for the Credit Suisse Asset Management Income Fund, Inc. and Trustee, Chief Executive Officer and President of the Credit Suisse High Yield Bond Fund. Mr. Popp has been associated with Credit Suisse since 1997.

Credit Suisse Asset Management Income Fund, Inc.

Semiannual Investment Adviser’s Report (continued)

June 30, 2020 (unaudited)

Credit Quality Breakdown*

(% of Total Investments as of June 30, 2020)

S&P Ratings**

BBB	1.1%
BB	23.5
B	39.2
CCC	29.8
CC	0.0[1]
C	0.4
D	1.2
NR	4.1

Subtotal	99.3
Equity and Other	0.7

Total	100.0%

*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
**

Credit Quality is based on ratings provided by S&P Global Ratings Division of S&P Global Inc. (“S&P”). S&P is a main provider of ratings for credit assets classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

[1]	This amount represents less than 0.1%.

Average Annual Returns

June 30, 2020 (unaudited)

	1 Year	3 Years	5 Years	10 Years
Net Asset Value (NAV)	(2.40)%	3.73%	5.57%	7.41%
Market Value	(4.46)%	1.42%	5.53%	6.19%

Credit Suisse may waive fees and/or reimburse expenses, without which performance would be lower. Waivers and/or reimbursements are subject to change and may be discontinued at any time. Returns represent past performance. Total investment return at net asset value is based on the change in the net asset value of Fund shares and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment program. Total investment return at market value is based on the change in the market price at which the Fund’s shares traded on the stock exchange during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment program. Because the Fund’s shares trade in the stock market based on investor demand, the Fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on NAV and share price. Past performance is no guarantee of future results. The current performance of the Fund may be lower or higher than the figures shown. The Fund’s yield, return, NAV and market price will fluctuate. Performance information current to the most recent month end is available by calling 1-800-293-1232.

The annualized gross and net expense ratios are 1.44%.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments

June 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (100.2%)

Aerospace & Defense (0.5%)

$400	Howmet Aerospace, Inc., Global Senior Unsecured Notes (Callable 04/01/25 @ 100.00)	(BBB-, Ba3)	05/01/25	6.875	$434,385

300	Spirit AeroSystems, Inc., Rule 144A, Secured Notes (Callable 04/15/22 @ 103.75)(1)	(B+, Ba2)	04/15/25	7.500	297,188

					731,573

Aerospace and Defense (1.2%)

800	TransDigm, Inc., Global Company Guaranteed Notes (Callable 03/15/22 @ 103.75)	(B-, B3)	03/15/27	7.500	768,952

1,250	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/22 @ 103.13)(1)	(B+, Ba3)	03/15/26	6.250	1,249,056

					2,018,008

Air Transportation (0.9%)

675	Delta Air Lines, Inc., Rule 144A, Senior Secured Notes(1)	(BBB-, Baa2)	05/01/25	7.000	697,490

685	Mileage Plus Intellectual Property Assets, Ltd. Rule 144A, Senior Secured Notes (Callable 06/30/23 @ 103.25)(1)	(NR, Baa3)	06/20/27	6.500	688,425

					1,385,915

Auto Parts & Equipment (2.5%)

200	Adient U.S. LLC, Rule 144A, Senior Secured Notes (Callable 04/15/22 @ 104.50)(1)	(B+, Ba3)	04/15/25	9.000	216,315

2,310	Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 05/15/22 @ 104.25)(1)	(CCC+, Caa1)	05/15/27	8.500	2,327,267

1,300	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(1)	(CCC, Caa1)	11/15/26	5.625	836,628

625	Delphi Technologies PLC, Rule 144A, Company Guaranteed Notes(1)	(BB-, B3)	10/01/25	5.000	672,375

					4,052,585

Automakers (0.7%)

400	Ford Motor Co., Global Senior Unsecured Notes	(BB+, Ba2)	04/21/23	8.500	423,750

675	Winnebago Industries, Inc., Rule 144A, Senior Secured Notes (Callable 07/17/23 @103.13)(1)	(BB, B2)	07/15/28	6.250	675,000

					1,098,750

Brokerage (0.7%)

1,100	INTL FCStone, Inc., Rule 144A, Senior Secured Notes Notes (Callable 06/15/22 @ 104.31)(1)	(BB-, Ba3)	06/15/25	8.625	1,150,880

Building & Construction (2.3%)

400	Adams Homes, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/22 @ 103.75)(1)	(B+, B3)	02/15/25	7.500	394,250

1,025	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/21 @ 102.81)(1)	(BB, Ba3)	05/01/26	5.625	1,038,899

1,135	Williams Scotsman International, Inc., Rule 144A, Senior Secured Notes (Callable 07/01/20 @ 103.94)(1)	(B, B3)	12/15/22	7.875	1,179,696

1,100	Williams Scotsman International, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/20 @ 103.44)(1)	(B, B3)	08/15/23	6.875	1,133,116

					3,745,961

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Building Materials (7.2%)

$1,455	BMC East LLC, Rule 144A, Senior Secured Notes (Callable 07/15/20 @ 104.13)(1)	(BB, B1)	10/01/24	5.500	$1,471,216

325	Core & Main LP, Rule 144A, Senior Unsecured Notes (Callable 08/15/20 @ 103.06)(1)	(CCC+, Caa2)	08/15/25	6.125	324,924

1,050	Installed Building Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.88)(1)	(B+, B3)	02/01/28	5.750	1,053,738

1,650	James Hardie International Finance DAC, Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.50)(1)	(BB, Ba1)	01/15/28	5.000	1,688,874

500	Jeld-Wen, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 102.44)(1)	(BB-, B2)	12/15/27	4.875	481,780

400	Jeld-Wen, Inc., Rule 144A, Senior Secured Notes (Callable 05/15/22 @ 103.12)(1)	(BB+, Ba2)	05/15/25	6.250	417,000

2,950	Omnimax International, Inc., Rule 144A, Senior Secured Notes (Callable 07/16/20 @ 100.00)(1)	(CCC-, Caa3)	08/15/20	12.000	2,429,649

2,450	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 07/30/20 @ 100.00)(1),(2)	(CCC+, Caa2)	05/15/23	9.000	2,192,750

405	Summit Materials Finance Corp., Global Company Guaranteed Notes (Callable 07/15/20 @ 100.00)	(BB, B3)	07/15/23	6.125	403,832

500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/22 @ 103.56)(1)	(BB-, B2)	06/15/25	7.125	527,815

500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/23 @ 103.63)(1)	(BB-, B2)	06/15/28	7.250	530,000

					11,521,578

Cable & Satellite TV (4.9%)

685	CSC Holdings LLC, Global Senior Unsecured Notes	(B, B3)	06/01/24	5.250	722,747

850	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(1)	(BB, Ba3)	02/01/28	5.375	890,719

50	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(1)	(BB, Ba3)	04/15/27	5.500	52,075

500	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 05/15/21 @ 102.75)(1)	(BB, Ba3)	05/15/26	5.500	514,637

594	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 07/15/20 @ 101.34)(1)	(BB, Ba3)	07/15/23	5.375	603,029

400	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 103.31)(1)	(BB, Ba3)	10/15/25	6.625	416,746

335	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.44)(1)	(B, B3)	10/15/25	10.875	360,910

1,023	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/22 @ 102.69)(1)	(B, B3)	08/15/27	5.375	1,042,376

1,400	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(1)	(BB-, Ba3)	03/01/28	5.500	1,470,000

500	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/15/22 @ 102.50)(1),(3)	(BB-, Ba3)	04/15/27	5.000	644,622

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Cable & Satellite TV

$1,214	Ziggo B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(1)	(B+, B1)	01/15/27	5.500	$1,231,488

					7,949,349

Chemicals (6.9%)

1,500	Alpha U.S. Bidco, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/31/20 @ 103.13)(1)	(CCC, Caa2)	02/01/25	6.250	1,492,500

1,700	Atotech Alpha 2 B.V., 8.75% Cash, 9.50% PIK, Rule 144A, Senior Unsecured Notes (Callable 07/31/20 @ 101.00)(1),(4)	(CCC, Caa2)	06/01/23	8.750	1,701,946

500	GCP Applied Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/21 @ 102.75)(1)	(BB, B1)	04/15/26	5.500	500,530

1,440	Ingevity Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/21 @ 102.25)(1),(2)	(NR, Ba3)	02/01/26	4.500	1,409,126

1,000	Nufarm Americas, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/30/21 @ 102.88)(1)	(BB-, B1)	04/30/26	5.750	968,560

200	Polyone Corp., Rule 144A, Senior Unsecured Notes (Callable 05/15/22 @ 102.88)(1)	(BB-, Ba3)	05/15/25	5.750	206,125

500	PQ Corp., Rule 144A, Senior Secured Notes (Callable 07/22/20 @ 101.69)(1)	(BB-, B1)	11/15/22	6.750	509,550

276	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes(1),(5),(6),(7),(8)	(NR, NR)	05/01/18	9.000	3,730

575	Starfruit U.S. Holdco LLC, Rule 144A, Senior Unsecured Notes (Callable 10/01/21 @ 104.00)(1),(2)	(B-, Caa1)	10/01/26	8.000	590,436

800	Starfruit U.S. Holdco LLC, Rule 144A, Senior Unsecured Notes (Callable 10/01/21 @ 103.25)(1),(9)	(B-, Caa1)	10/01/26	6.500	911,998

1,500	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/21 @ 103.25)(1),(2)	(B, B3)	04/15/26	6.500	1,406,100

200	Venator Materials LLC Rule 144A, Senior Secured Notes (Callable 07/01/22 @ 107.13)(1)	(B, B1)	07/01/25	9.500	204,000

1,700	Venator Materials LLC, Rule 144A, Company Guaranteed Notes (Callable 07/31/20 @ 104.31)(1)	(CCC+, Caa1)	07/15/25	5.750	1,214,251

					11,118,852

Consumer/Commercial/Lease Financing (1.1%)

1,750	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.38)(1)	(B+, Ba3)	02/01/28	4.750	1,739,062

Diversified Capital Goods (0.6%)

1,000	Stevens Holding Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/23 @ 101.53)(1)	(B+, B2)	10/01/26	6.125	1,048,560

Electronics (1.9%)

1,750	Entegris, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/10/20 @ 103.47)(1)	(BB, Ba2)	02/10/26	4.625	1,780,292

1,200	Sensata Technologies B.V., Rule 144A, Company Guaranteed Notes(1)	(BB+, Ba3)	10/01/25	5.000	1,280,766

					3,061,058

Energy - Exploration & Production (2.3%)

525	Aker BP ASA, Rule 144A, Senior Unsecured Notes (Callable 03/31/21 @ 102.94)(1)	(BBB-, Ba1)	03/31/25	5.875	534,255

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Energy - Exploration & Production

$800	Laredo Petroleum, Inc., Company Guaranteed Notes (Callable 01/15/23 @ 107.59)(2)	(B-, B3)	01/15/28	10.125	$554,000

1,826	Talos Production Finance, Inc., Global Secured Notes (Callable 07/31/20 @ 102.75)	(NR, NR)	04/03/22	11.000	1,725,792

1,500	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 11/01/20 @ 104.88)(1)	(D, Caa3)	11/01/23	9.750	943,673

					3,757,720

Environmental (0.3%)

425	GFL Environmental, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/22 @ 102.56)(1)	(BB-, Ba3)	12/15/26	5.125	440,938

Forestry & Paper (0.3%)

525	Norbord, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/22 @ 102.88)(1)	(BB+, Ba1)	07/15/27	5.750	537,369

Gaming (4.8%)

500	Boyd Gaming Corp., Global Company Guaranteed Notes (Callable 08/15/21 @ 103.00)	(B-, Caa1)	08/15/26	6.000	469,130

1,750	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.38)(1)	(B+, B1)	01/15/28	4.750	1,692,801

2,293	Gateway Casinos & Entertainment Ltd., Rule 144A, Secured Notes (Callable 07/31/20 @ 104.13)(1)	(CCC-, Caa3)	03/01/24	8.250	1,888,618

120	Golden Nugget, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/20 @ 104.38)(1)	(CCC, Caa3)	10/01/25	8.750	68,174

2,100	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/30/20 @ 103.38)(1)	(CCC, Caa2)	10/15/24	6.750	1,512,000

1,469	Jacobs Entertainment, Inc., Rule 144A, Secured Notes (Callable 07/31/20 @ 105.91)(1)	(B-, B3)	02/01/24	7.875	1,299,543

750	MGP Finance Co-Issuer, Inc., Global Company Guaranteed Notes (Callable 11/01/26 @ 100.00)	(BB-, B1)	02/01/27	5.750	769,924

					7,700,190

Gas Distribution (1.1%)

675	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 02/15/21 @ 104.69)	(B+, B1)	05/15/26	6.250	581,472

750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 07/30/20 @ 101.88)	(B+, B1)	06/15/24	5.625	655,233

164	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 07/30/20 @ 101.50)	(B+, B1)	05/15/23	6.000	148,198

425	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 10/01/20 @ 104.88)	(B+, B1)	10/01/25	6.500	364,699

					1,749,602

Health Facilities (0.8%)

750	HCA, Inc., Company Guaranteed Notes (Callable 03/01/28 @ 100.00)	(BB-, Ba2)	09/01/28	5.625	838,920

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Health Facilities

$500	Surgery Center Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 105.00)(1),(2)	(CCC, Caa2)	04/15/27	10.000	$501,780

					1,340,700

Health Services (1.7%)

925	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/13/20 @ 103.84)(1)	(BB-, Ba3)	10/01/24	5.125	928,372

1,850	Radiology Partners, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.63)(1)	(CCC, Caa3)	02/01/28	9.250	1,748,250

					2,676,622

Insurance Brokerage (4.2%)

1,000	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/22 @ 107.59)(1)	(CCC+, Caa2)	08/01/26	10.125	1,077,340

2,000	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/20 @ 103.50)(1)	(CCC+, Caa2)	11/15/25	7.000	1,918,730

780	GTCR AP Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/22 @ 104.00)(1)	(CCC+, Caa2)	05/15/27	8.000	805,685

2,560	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 07/31/20 @ 103.44)(1)	(CCC+, Caa2)	07/15/25	6.875	2,533,312

415	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 07/30/20 @ 104.00)(1)	(CCC+, Caa2)	07/15/25	8.000	406,916

					6,741,983

Investments & Misc. Financial Services (1.5%)

2,425	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 104.00)(1)	(B, B1)	05/01/26	8.000	2,474,688

lnvestments & Misc. Financial Services (0.5%)

785	AG Issuer LLC, Rule 144A, Senior Secured Notes (Callable 03/01/23 @ 103.13)(1)	(B-, B2)	03/01/28	6.250	732,013

Machinery (1.5%)

100	Granite U.S. Holdings Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/22 @ 105.50)(1)	(CCC, Caa1)	10/01/27	11.000	97,543

470	Harsco Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/22 @ 102.88)(1)	(B+, Ba2)	07/31/27	5.750	472,364

400	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 06/15/22 @ 102.88)	(BB+, Ba1)	06/15/25	5.750	414,500

1,485	Rexnord LLC, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 102.44)(1)	(BB-, B1)	12/15/25	4.875	1,497,051

					2,481,458

Media - Diversified (0.4%)

550	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/15/21 @ 102.88)	(CCC+, Caa1)	08/15/26	5.750	381,458

250	National CineMedia LLC, Rule 144A, Senior Secured Notes (Callable 04/15/23 @ 102.94)(1)	(B, B1)	04/15/28	5.875	206,359

					587,817

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Media Content (1.0%)

$980	Diamond Sports Finance Co., Rule 144A, Company Guaranteed Notes (Callable 08/15/22 @ 103.31)(1)	(B, B3)	08/15/27	6.625	$524,329

615	Diamond Sports Finance Co., Rule 144A, Senior Secured Notes (Callable 08/15/22 @ 102.69)(1)	(BB-, Ba3)	08/15/26	5.375	448,230

587	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/24 @ 102.75)(1)	(BB, Ba3)	07/01/29	5.500	619,215

					1,591,774

Metals & Mining - Excluding Steel (3.8%)

1,550	Cleveland-Cliffs, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/21 @ 102.44)(1)	(B, Ba3)	01/15/24	4.875	1,462,650

1,500	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 03/01/21 @ 105.16)(1)	(CCC+, NR)	03/01/26	6.875	1,424,723

200	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 07/31/20 @ 103.63)(1)	(CCC+, Caa2)	04/01/23	7.250	191,305

620	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/23 @ 102.31)(1)	(BB+, B1)	03/01/28	4.625	593,966

300	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 01/30/25 @ 102.38)(1)	(B+, B2)	01/30/30	4.750	287,244

2,550	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 07/31/20 @ 102.19)(1)	(CCC+, Caa1)	06/15/22	8.750	2,138,213

					6,098,101

Metals & Mining - Excluding Steel (0.1%)

200	Cleveland-Cliffs, Inc. Rule 144A, Senior Secured Notes (Callable 10/17/22 @ 107.41)(1)	(B, Ba3)	10/17/25	9.875	210,165

Oil Field Equipment & Services (0.8%)

253	Pioneer Energy Services Corp., PIK, Rule 144A, Senior Unsecured Notes (07/15/20 @ 100.00)(1),(4),(6),(7)	(NR, NR)	08/28/25	5.000	91,181

2,500	Shelf Drilling Holdings Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/21 @ 106.19)(1)	(CCC+, Caa2)	02/15/25	8.250	1,132,788

					1,223,969

Packaging (3.4%)

290	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 07/13/20 @ 104.50)(1)	(B, Caa1)	02/15/25	6.000	297,662

133	Crown Americas Capital Corp. VI, Global Company Guaranteed Notes (Callable 02/01/21 @ 103.56)	(BB-, Ba3)	02/01/26	4.750	136,004

2,000	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 07/31/20 @ 103.44)(1)	(CCC+, Caa2)	01/15/25	6.875	1,936,230

750	Plastipak Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 103.13)(1)	(B, B3)	10/15/25	6.250	729,844

2,050	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 102.44)(1)	(BB-, Ba3)	10/15/25	4.875	2,059,317

350	Trivium Packaging Finance B.V., Rule 144A, Senior Secured Notes (Callable 08/15/22 @ 102.75)(1)	(B+, B2)	08/15/26	5.500	354,813

					5,513,870

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Personal & Household Products (0.8%)

$1,350	High Ridge Brands Co., Rule 144A, Company Guaranteed Notes (Callable 07/31/20 @ 104.44)(1),(5)	(NR, NR)	03/15/25	8.875	$33,750

1,174	Mattel, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/20 @ 105.06)(1)	(B+, B1)	12/31/25	6.750	1,220,062

					1,253,812

Pharmaceuticals (5.1%)

500	Bausch Health Americas, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/22 @ 104.63)(1)	(B, B3)	04/01/26	9.250	543,100

700	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 01/30/25 @ 102.63)(1)	(B, B3)	01/30/30	5.250	664,909

500	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/30/24 @ 103.63)(1)	(B, B3)	05/30/29	7.250	525,842

85	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 07/30/20 @ 100.00)(1)	(B, B3)	05/15/23	5.875	84,854

250	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/21 @ 104.50)(1)	(B, B3)	12/15/25	9.000	269,603

1,300	Bausch Health Cos., Inc., Rule 144A, Senior Secured Notes (Callable 07/31/20 @ 103.50)(1)	(BB, Ba2)	03/15/24	7.000	1,351,441

1,000	Catalent Pharma Solutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 102.44)(1)	(B+, B3)	01/15/26	4.875	1,018,760

450	Endo Finance LLC, Rule 144A, Company Guaranteed Notes (Callable 06/30/23 @ 104.50)(1)	(CCC+, Caa2)	06/30/28	6.000	292,500

320	Endo Finance LLC, Rule 144A, Secured Notes (Callable 07/31/23 @ 107.13)(1)	(CCC+, NR)	07/31/27	9.500	340,064

650	Endo Finance LLC, Rule 144A, Senior Secured Notes (Callable 07/31/20 @ 102.94)(1)	(B+, B2)	10/15/24	5.875	631,381

800	Horizon Therapeutics U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/22 @ 104.13)(1)	(B+, Ba3)	08/01/27	5.500	833,648

1,782	Owens & Minor, Inc., Global Senior Secured Notes (Callable 09/15/24 @ 100.00)	(B-, B3)	12/15/24	4.375	1,534,560

138	Par Pharmaceutical, Inc. Rule 144A, Senior Secured Notes (Callable 04/01/22 @ 105.63)(1)	(B+, B2)	04/01/27	7.500	142,077

					8,232,739

Real Estate Development & Management (0.4%)

718	Newmark Group, Inc., Global Senior Unsecured Notes (Callable 10/15/23 @ 100.00)	(BB+, NR)	11/15/23	6.125	714,658

Real Estate Investment Trusts (2.1%)

900	ESH Hospitality, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/30/20 @ 102.63)(1)	(BB-, Ba3)	05/01/25	5.250	865,328

1,000	iStar, Inc., Senior Unsecured Notes (Callable 07/31/20 @ 102.63)	(BB, Ba3)	09/15/22	5.250	973,515

565	Starwood Property Trust, Inc., Global Senior Unsecured Notes (Callable 09/15/21 @ 100.00)	(B+, Ba3)	12/15/21	5.000	549,640

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Real Estate Investment Trusts

$1,018	Starwood Property Trust, Inc., Global Senior Unsecured Notes (Callable 11/01/20 @ 100.00)	(B+, Ba3)	02/01/21	3.625	$1,003,875

					3,392,358

Recreation & Travel (6.1%)

1,500	Boyne U.S.A., Inc., Rule 144A, Secured Notes (Callable 05/01/21 @ 103.63)(1)	(B, B1)	05/01/25	7.250	1,576,717

1,035	Canada’s Wonderland Co., Global Company Guaranteed Notes (Callable 04/15/22 @ 102.69)	(B-, B3)	04/15/27	5.375	929,332

1,325	Cedar Fair LP, Rule 144A, Company Guaranteed Notes (Callable 07/15/24 @ 102.63)(1)	(B-, B3)	07/15/29	5.250	1,201,364

750	Merlin Entertainments Ltd., Rule 144A, Company Guaranteed Notes (Callable 03/17/26 @ 100.00)(1),(2)	(B, B1)	06/15/26	5.750	725,055

500	Motion Bondco DAC, Rule 144A, Company Guaranteed Notes (Callable 11/15/22 @ 103.31)(1),(2)	(CCC+, Caa1)	11/15/27	6.625	435,508

400	SeaWorld Parks & Entertainment, Inc. Rule 144A, Senior Secured Notes (Callable 05/01/22 @ 104.38)(1),(2)	(B-, B3)	05/01/25	8.750	405,750

650	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(1),(2)	(B-, B3)	04/15/27	5.500	581,750

1,150	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 07/30/20 @ 103.66)(1)	(B-, B3)	07/31/24	4.875	1,032,838

350	Six Flags Theme Parks, Inc., Rule 144A, Senior Secured Notes (Callable 07/01/22 @ 103.50)(1)	(BB-, Ba2)	07/01/25	7.000	363,344

2,115	Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/22 @ 102.44)(1)	(BB-, B2)	11/01/27	4.875	1,929,937

625	Vail Resorts, Inc., 144A, Company Guaranteed Notes (Callable 05/15/22 @ 103.13)(1)	(BB, B2)	05/15/25	6.250	656,641

					9,838,236

Restaurants (1.3%)

2,075	New Red Finance, Inc., Rule 144A, Secured Notes (Callable 10/15/20 @ 102.50)(1)	(B+, B2)	10/15/25	5.000	2,066,295

Software - Services (4.9%)

610	CDK Global, Inc., Global Senior Unsecured Notes (Callable 06/01/22 @ 102.44)	(BB+, Ba1)	06/01/27	4.875	627,602

937	Epicor Software Corp., Rule 144A, Secured Notes LIBOR 3M + 7.250% (Callable 07/31/20 @ 100.00)(1),(10)	(CCC, Caa2)	06/30/23	7.560	928,040

1,052	GD Finance Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/22 @ 102.63)(1)	(BB-, B1)	12/01/27	5.250	1,072,845

1,175	Presidio Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.13)(1),(2)	(CCC+, Caa1)	02/01/28	8.250	1,178,672

160	Presidio Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/23 @ 102.44)(1)	(B, B1)	02/01/27	4.875	156,675

2,675	Solera Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/30/20 @ 105.25)(1)	(CCC+, Caa1)	03/01/24	10.500	2,727,256

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Software - Services

$750	SS&C Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/30/22 @ 104.13)(1)	(B+, B2)	09/30/27	5.500	$764,396

375	WEX, Inc., Rule 144A, Senior Secured Notes (Callable 07/31/20 @ 100.79)(1)	(BB-, Ba2)	02/01/23	4.750	373,689

					7,829,175

Specialty Retail (3.6%)

491	Asbury Automotive Group, Inc. Rule 144A, Company Guaranteed Notes (Callable 03/01/25 @ 102.38)(1)	(BB, B1)	03/01/30	4.750	479,952

40	Asbury Automotive Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/23 @ 102.25)(1)	(BB, B1)	03/01/28	4.500	38,925

950	eG Global Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/30/21 @ 104.25)(1)	(B-, B2)	10/30/25	8.500	975,631

200	L Brands, Inc. Rule 144A, Senior Secured Notes (Callable 07/01/22 @ 103.44)(1)	(BB, Ba2)	07/01/25	6.875	207,000

1,000	Lithia Motors, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/20 @ 103.94)(1)	(BB, Ba2)	08/01/25	5.250	1,003,645

1,000	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 05/15/21 @ 102.75)	(B+, Ba3)	05/15/26	5.500	999,815

750	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 07/30/20 @ 102.69)	(B+, Ba3)	12/01/24	5.375	750,859

1,650	Ruyi U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 105.63)(1)	(NR, Caa2)	05/01/25	7.500	1,155,000

200	Sally Capital, Inc., Rule 144A, Secured Notes (Callable 04/30/22 @ 104.38)(1)	(BB-, Ba2)	04/30/25	8.750	217,375

					5,828,202

Steel Producers/Products (0.3%)

500	Allegheny Technologies, Inc., Global Senior Unsecured Notes (Callable 12/01/22 @ 102.94)(2)	(B, B2)	12/01/27	5.875	464,688

Support - Services (5.0%)

575	CoreCivic, Inc., Company Guaranteed Notes (Callable 07/15/27 @ 100.00)	(BB, Ba1)	10/15/27	4.750	479,064

560	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/13/20 @ 103.84)(1)	(BB, Ba3)	04/01/25	5.125	574,927

1,635	Gems Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 07/31/22 @ 103.56)(1)	(B, B2)	07/31/26	7.125	1,557,002

200	Granite Merger Sub 2, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/22 @ 108.25)(1)	(CCC+, Caa1)	07/15/27	11.000	207,913

1,467	KAR Auction Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/31/20 @ 103.84)(1)	(B-, Caa1)	06/01/25	5.125	1,448,817

625	Korn Ferry, Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 102.31)(1)	(BB, Ba3)	12/15/27	4.625	609,375

200	Sabre Global, Inc., Rule 144A, Senior Secured Notes (Callable 03/16/25 @ 100.00)(1)	(B+, Ba3)	04/15/25	9.250	211,625

1,862	Tempo Acquisition Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 07/13/20 @ 103.38)(1)	(CCC+, Caa1)	06/01/25	6.750	1,891,075

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Support - Services

$253	United Rentals North America, Inc., Company Guaranteed Notes (Callable 01/15/23 @ 102.44)	(BB-, Ba3)	01/15/28	4.875	$259,721

1,782	WeWork Cos., Inc., Rule 144A, Company Guaranteed Notes(1)	(CCC+, NR)	05/01/25	7.875	869,821

					8,109,340

Tech Hardware & Equipment (1.8%)

525	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(1)	(B-, B3)	03/15/27	5.000	474,448

875	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 07/10/20 @ 103.00)(1)	(B-, B3)	06/15/25	6.000	847,262

1,325	CommScope, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/22 @ 104.13)(1)	(B-, B3)	03/01/27	8.250	1,364,034

150	CommScope, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/22 @ 103.00)(1)	(B+, Ba3)	03/01/26	6.000	154,145

					2,839,889

Telecom - Wireless (0.6%)

950	T-Mobile U.S.A., Inc., Company Guaranteed Notes (Callable 02/01/23 @ 102.38)	(BB, Ba3)	02/01/28	4.750	1,005,095

Telecom - Wireline Integrated & Services (4.4%)

1,250	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(1)	(B, B2)	05/15/26	7.500	1,312,531

550	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(1)	(B, B2)	05/01/26	7.375	574,118

205	Equinix, Inc., Senior Unsecured Notes (Callable 05/15/22 @ 102.69)	(BBB-, Baa3)	05/15/27	5.375	224,130

90	GCI LLC, Rule 144A, Senior Unsecured Notes (Callable 06/15/21 @ 103.31)(1)	(B, B3)	06/15/24	6.625	94,453

2,651	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/31/20 @ 105.91)(1)	(CCC-, Caa1)	12/31/24	7.875	1,400,059

1,325	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 10/15/22 @ 103.38)(1)	(B+, B1)	10/15/27	6.750	1,353,739

1,650	QTS Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 11/15/20 @ 103.56)(1)	(BB, B1)	11/15/25	4.750	1,689,856

400	Zayo Group Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/23 @ 103.06)(1)	(CCC+, Caa1)	03/01/28	6.125	389,688

					7,038,574

Theaters & Entertainment (3.0%)

2,055	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 05/15/22 @ 103.06)	(C, Ca)	05/15/27	6.125	652,462

990	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 11/15/21 @ 102.94)	(C, Ca)	11/15/26	5.875	324,225

1,250	Cinemark U.S.A., Inc., Global Company Guaranteed Notes (Callable 07/30/20 @ 100.81)	(BB-, B3)	06/01/23	4.875	1,060,144

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Theaters & Entertainment

$380	Cinemark U.S.A., Inc., Rule 144A, Senior Secured Notes (Callable 05/01/22 @ 104.38)(1)	(BB+, Ba2)	05/01/25	8.750	$398,763

150	Expedia Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/25 @ 100.00)(1)	(BBB-, Baa3)	05/01/25	6.250	160,109

350	Expedia Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/22 @ 103.50)(1)	(BBB-, Baa3)	05/01/25	7.000	364,721

700	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/21 @ 104.22)(1)	(B, B1)	03/15/26	5.625	639,492

1,025	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/06/20 @ 103.66)(1)	(B, B1)	11/01/24	4.875	925,693

325	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/22 @ 103.56)(1)	(B, B1)	10/15/27	4.750	280,347

					4,805,956

Transport Infrastructure/Services (0.9%)

2,110	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 07/31/20 @ 100.00)(1)	(B-, Caa2)	08/15/22	11.250	1,400,017

TOTAL CORPORATE BONDS (Cost $174,354,928)					161,300,144

BANK LOANS (34.7%)

Advertising (0.3%)

397	Southern Graphics, Inc., LIBOR 1M + 3.250%(10)	(CCC+, B3)	12/31/22	3.428	221,302

725	Southern Graphics, Inc., LIBOR 3M + 7.500%(8),(10)	(CCC-, Caa3)	12/31/23	7.678	231,094

					452,396

Aerospace & Defense (0.6%)

1,040	Sequa Mezzanine Holdings LLC, LIBOR 3M + 5.000%(10)	(CCC+, Caa2)	11/28/21	6.000	955,357

Auto Parts & Equipment (0.9%)

737	Dayco Products LLC, LIBOR 3M + 4.250%(10)	(CCC+, Caa2)	05/19/23	4.613	470,886

1,118	Jason, Inc., LIBOR 2M + 4.500%(5),(10)	(D, NR)	06/30/21	5.500	590,896

607	U.S. Farathane LLC, LIBOR 3M + 3.500%(10)	(CCC, Caa3)	12/23/21	4.500	463,186

					1,524,968

Building & Construction (1.3%)

1,378	ACProducts, Inc., LIBOR 6M + 6.500%(10)	(B, B2)	08/18/25	7.500	1,355,247

749	TRC Companies, Inc., LIBOR 1M + 5.000%(10)	(B, B2)	06/21/24	6.000	708,129

					2,063,376

Building Materials (1.4%)

1,000	Airxcel, Inc., LIBOR 2M + 8.750%(10)	(CCC, Ca)	04/27/26	8.993	841,000

1,477	LBM Borrower LLC, LIBOR 3M + 3.750%(10)	(B+, B2)	08/20/22	4.822	1,455,860

					2,296,860

Chemicals (4.7%)

1,489	Ascend Performance Materials Operations LLC, LIBOR 3M + 5.250%(10)	(BB-, B1)	08/27/26	6.250	1,465,183

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)

Chemicals

$448	ASP Chromaflo Intermediate Holdings, Inc., LIBOR 1M + 8.000%(8),(10)	(CCC, Caa2)	11/18/24	9.000	$353,145

1,635	PMHC II, Inc., LIBOR 12M + 3.500%(10)	(CCC+, Caa1)	03/31/25	4.500	1,416,183

1,576	Polar U.S. Borrower LLC, LIBOR 1M + 4.750%(7),(10)	(B, B2)	10/15/25	4.925	1,489,320

1,176	UTEX Industries, Inc., LIBOR 3M + 4.000%(10)	(CCC, Caa1)	05/22/21	5.311	328,194

1,750	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(8),(10)	(CCC, Caa3)	10/27/25	9.250	1,234,301

1,523	Zep, Inc., LIBOR 3M + 4.000%(10)	(CCC+, Caa1)	08/12/24	5.072	1,294,270

					7,580,596

Diversified Capital Goods (0.4%)

1,005	Dynacast International LLC, LIBOR 3M + 8.500%(10)	(CCC-, Caa3)	01/30/23	9.500	566,152

Electronics (2.2%)

750	CPI International, Inc., LIBOR 1M + 7.250%(7),(8),(10)	(CCC, Caa2)	07/26/25	8.250	652,500

1,550	EXC Holdings III Corp., LIBOR 3M + 7.500%(10)	(CCC+, Caa2)	12/01/25	8.937	1,480,638

1,565	Oberthur Technologies S.A., LIBOR 3M + 3.750%(10)	(B-, B3)	01/10/24	4.058	1,447,068

					3,580,206

Food - Wholesale (0.7%)

1,149	United Natural Foods, Inc., LIBOR 1M + 4.250%(10)	(B, B3)	10/22/25	4.428	1,101,262

Gaming (0.1%)

200	Golden Nugget, Inc., LIBOR 3M + 12.000%(10)	(CCC, Caa2)	10/04/23	13.000	220,000

Gas Distribution (1.4%)

1,485	BCP Renaissance Parent LLC, LIBOR 3M + 3.500%(10)	(B, B2)	11/01/24	3.808	1,262,250

1,234	Traverse Midstream Partners LLC, LIBOR 1M + 4.000%(10)	(B, B3)	09/27/24	5.000	1,040,666

					2,302,916

Health Facilities (0.3%)

138	Surgery Center Holdings, Inc., LIBOR 1M + 8.000%(10)	(B-, B2)	09/03/24	9.000	139,130

489	Western Dental Services, Inc., LIBOR 3M + 5.250%(10)	(CCC+, Caa1)	06/30/23	6.250	424,350

					563,480

Health Services (1.9%)

1,931	Athenahealth, Inc., LIBOR 3M + 4.500%(10)	(B, B2)	02/11/26	4.818	1,878,113

597	Carestream Health, Inc., LIBOR 3M + 6.750%(10)	(B-, B1)	05/08/23	7.822	566,708

597	Sotera Health Holdings LLC, LIBOR 1M + 4.500%(10)	(B, B2)	12/11/26	5.500	584,753

					3,029,574

Insurance Brokerage (1.6%)

1,940	Acrisure LLC, LIBOR 1M + 3.500%(10)	(B, B2)	02/15/27	3.678	1,840,434

836	Alera Group Holdings, Inc., LIBOR 6M + 4.000%(7),(10)	(B, B2)	08/01/25	5.072	804,406

					2,644,840

Investments & Misc. Financial Services (1.3%)

995	Advisor Group, Inc., LIBOR 1M + 5.000%(10)	(B-, B2)	07/31/26	5.178	927,589

865	Deerfield Dakota Holding LLC, LIBOR 1M + 8.000%(7),(10)	(CCC, Caa2)	04/07/28	9.000	828,606

859	Ditech Holding Corp., Prime + 7.000%(5),(10)	(NR, NR)	06/30/22	11.250	362,978

					2,119,173

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)

Life Insurance (0.7%)

$1,090	Vida Capital, Inc., LIBOR 2M + 6.000%(7),(10)	(B, B2)	10/01/26	6.760	$1,087,649

Machinery (1.4%)

496	Granite Holdings U.S. Acquisition Co., LIBOR 6M + 5.250%(7),(10)	(CCC+, B1)	09/30/26	6.322	436,700

798	LTI Holdings, Inc., LIBOR 1M + 6.750%(8),(10)	(CCC, Caa3)	09/06/26	6.928	565,969

447	LTI Holdings, Inc., LIBOR 1M + 3.500%(10)	(CCC+, B3)	09/06/25	3.678	381,913

1,125	WireCo WorldGroup, Inc., LIBOR 6M + 9.000%(7),(8),(10)	(CCC+, Caa3)	09/30/24	10.072	860,625

					2,245,207

Medical Products (1.1%)

879	ABB Concise Optical Group LLC, LIBOR 3M + 5.000%(10)	(CCC+, B3)	06/15/23	6.060	734,377

990	Maravai Intermediate Holdings LLC, LIBOR 3M + 4.250%(7),(10)	(B-, B2)	08/01/25	5.250	982,500

					1,716,877

Metals & Mining - Excluding Steel (1.0%)

1,587	GrafTech Finance, Inc., LIBOR 1M + 3.500%(10)	(BB-, B1)	02/12/25	4.500	1,550,187

Packaging (0.1%)

540	Strategic Materials, Inc., LIBOR 3M + 7.750%(7),(8),(10)	(CC, C)	10/31/25	8.750	108,000

Personal & Household Products (1.5%)

761	Serta Simmons Bedding LLC, LIBOR 2M + 7.500%(10)	(NR, NR)	08/10/23	8.500	659,099

1,255	Serta Simmons Bedding LLC, LIBOR 3M + 7.500%(10)	(NR, NR)	08/10/23	8.500	1,244,474

479	TricorBraun Holdings, Inc., LIBOR 3M + 3.750%(10)	(B-, B2)	11/30/23	4.750	462,118

					2,365,691

Pharmaceuticals (0.7%)

1,238	Akorn, Inc., LIBOR 1M + 13.750%(5),(10)	(D, NR)	04/16/21	14.750	1,185,009

Recreation & Travel (1.9%)

1,613	Bulldog Purchaser, Inc., LIBOR 3M + 7.750%(10)	(CCC-, Caa3)	09/04/26	8.822	1,312,277

995	Bulldog Purchaser, Inc., LIBOR 3M + 3.750%(10)	(B-, B3)	09/05/25	4.822	884,434

1,032	Hornblower Sub LLC, LIBOR 3M + 4.500%(10)	(CCC+, B3)	04/27/25	5.500	832,963

					3,029,674

Software - Services (2.3%)

174	Almonde, Inc., LIBOR 6M + 3.500%(10)	(CCC+, B2)	06/13/24	4.500	152,973

2,003	Almonde, Inc., LIBOR 6M + 7.250%(10)	(CCC-, Caa2)	06/13/25	8.250	1,746,273

499	Aston FinCo Sarl, LIBOR 1M + 4.250%(10)	(B-, B2)	10/09/26	4.438	477,396

500	Hyland Software, Inc., LIBOR 1M + 7.000%(10)	(CCC, Caa1)	07/07/25	7.750	495,833

300	LDiscovery LLC, LIBOR 3M + 5.875%(10)	(B, B3)	12/09/22	7.248	288,468

485	Project Leopard Holdings, Inc., LIBOR 3M + 4.250%(10)	(B, B2)	07/07/23	5.250	473,942

					3,634,885

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)

Specialty Retail (1.0%)

$750	Boing U.S. Holdco, Inc., LIBOR 1M + 7.500%(7),(8),(10)	(CCC, Caa2)	10/03/25	8.500	$682,500

1,000	Sally Holdings LLC (7)	(BB+, Ba1)	07/05/24	4.500	960,000

					1,642,500

Support - Services (1.3%)

741	IG Investment Holdings LLC, LIBOR 3M + 4.000%(10)	(B-, B2)	05/23/25	5.000	693,529

931	Nuvei Technologies Corp., LIBOR 1M + 5.000%(7),(10)	(B-, B2)	09/29/25	6.000	923,807

650	USS Ultimate Holdings, Inc., LIBOR 3M + 7.750%(8),(10)	(CCC, Caa2)	08/25/25	8.750	549,250

					2,166,586

Telecom - Wireline Integrated & Services (0.5%)

875	TVC Albany, Inc., LIBOR 1M + 7.500%(7),(8),(10)	(CCC, Caa2)	07/23/26	7.680	765,625

Theaters & Entertainment (2.1%)

1,330	Metro-Goldwyn-Mayer, Inc., LIBOR 1M + 4.500%(7),(10)	(B-, B3)	07/03/26	5.500	1,283,722

1,598	William Morris Endeavor Entertainment LLC, LIBOR 1M + 2.750%(10)	(CCC+, B3)	05/18/25	2.930	1,316,059

748	William Morris Endeavor Entertainment LLC, LIBOR 1M + 8.500%(10)	(CCC+, B3)	05/18/25	9.500	729,422

					3,329,203

TOTAL BANK LOANS (Cost $63,064,686)					55,828,249

ASSET BACKED SECURITIES (2.8%)

Collateralized Debt Obligations (2.8%)

1,000	Anchorage Credit Opportunities CLO 1 Ltd., 2019-1A, Rule 144A, LIBOR 3M + 7.550%(1),(10)	(BB-, NR)	01/20/32	9.291	928,693

1,000	Battalion CLO XV Ltd., 2020-15A, Rule 144A, LIBOR 3M + 6.350%(1),(10)	(BB-, NR)	01/17/33	8.012	933,833

1,000	KKR CLO Ltd., 16, Rule 144A, LIBOR 3M + 6.750%(1),(10)	(NR, Ba3)	01/20/29	7.885	826,033

1,000	Oaktree CLO Ltd., 2019-4A, Rule 144A, LIBOR 3M + 7.230%(1),(10)	(BB-, NR)	10/20/32	8.365	951,619

1,000	Symphony Credit Opportunities Fund Ltd., 2015-2A, Rule 144A, LIBOR 3M + 3.060%(1),(10)	(NR, Baa3)	07/15/28	4.279	883,943

TOTAL ASSET BACKED SECURITIES (Cost $4,931,573)					4,524,121

Number of Shares

COMMON STOCKS (0.9%)

Auto Parts & Equipment (0.6%)

46,071	UCI International, Inc.(6),(7),(8),(11)				967,491

Building & Construction (0.0%)

5	White Forest Resources, Inc.(6),(7),(8),(11)				—

Chemicals (0.1%)

2,794	Project Investor Holdings LLC(6),(7),(8),(11)				28

46,574	Proppants Holdings LLC(6),(7),(8),(11)				162,543

					162,571

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2020 (unaudited)

Number of Shares		Value

COMMON STOCKS (continued)

Energy - Exploration & Production (0.1%)

4,796	Independence Contract Drilling, Inc.(11)	$18,657

12,239	Talos Energy, Inc.(11)	112,599

		131,256

Oil Field Equipment & Services (0.0%)

2,820	Pioneer Energy Services Corp.(6),(7),(11)	2,397

Support - Services (0.1%)

800	LTR Holdings LLC(6),(7),(8),(11)	132,584

433	Sprint Industrial Holdings LLC, Class G(6),(7),(8),(11)	—

39	Sprint Industrial Holdings LLC, Class H(6),(7),(8),(11)	—

96	Sprint Industrial Holdings LLC, Class I(6),(7),(8),(11)	1

		132,585

Theaters & Entertainment (0.0%)

22	NEG Holdings LLC, Litigation Trust Units(6),(7),(8),(11)	—

TOTAL COMMON STOCKS (Cost $2,493,604)		1,396,300

WARRANT (0.0%)

Chemicals (0.0%)

11,643	Project Investor Holdings LLC, expires 02/20/2022(6),(7),(8),(11) (Cost $6,054)	—

SHORT-TERM INVESTMENTS (4.3%)

6,874,643	State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(12) (Cost $6,874,643)	6,874,643

TOTAL INVESTMENTS AT VALUE (142.9%) (Cost $251,725,488)		229,923,457

LIABILITIES IN EXCESS OF OTHER ASSETS (-42.9%)		(68,983,401)

NET ASSETS (100.0%)		$160,940,056

INVESTMENT ABBREVIATIONS

1M = 1 Month

2M = 2 Month

3M = 3 Month

6M = 6 Month

12M = 12 Month

LIBOR = London Interbank Offered Rate

NR = Not Rated

Sarl - société à responsabilité limitée

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, these securities amounted to a value of $143,477,884 or 89.1% of net assets.

(2)	Security or portion thereof is out on loan (See note 2-K).

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2020 (unaudited)

(3)	This security is denominated in British Pound.

(4)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

(5)	Bond is currently in default.

(6)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

(7)	Security is valued using significant unobservable inputs.

(8)	Illiquid security (unaudited).

(9)	This security is denominated in Euro.

(10)	Variable rate obligation — The interest rate shown is the rate in effect as of June 30, 2020.

(11)	Non-income producing security.

(12)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at June 30, 2020.

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
EUR	879,075	USD	981,215	10/13/20	JPMorgan Chase	$981,215	$989,640	$8,425
EUR	292,827	USD	325,733	10/13/20	Deutsche Bank AG	325,733	329,657	3,924
GBP	36,818	USD	44,949	10/13/20	Deutsche Bank AG	44,949	45,519	570
GBP	43,871	USD	54,312	10/13/20	Barclays Bank PLC	54,312	54,240	(72)
USD	188,182	EUR	170,105	10/13/20	Deutsche Bank AG	(188,182)	(191,499)	(3,317)
USD	102,604	EUR	92,945	10/13/20	JPMorgan Chase	(102,604)	(104,635)	(2,031)
USD	1,951,640	EUR	1,736,952	10/13/20	Morgan Stanley	(1,951,640)	(1,955,417)	(3,777)
USD	32,645	GBP	25,953	10/13/20	JPMorgan Chase	(32,645)	(32,088)	557
USD	47,073	GBP	37,959	10/13/20	Deutsche Bank AG	(47,073)	(46,932)	141
USD	665,333	GBP	538,587	10/13/20	Morgan Stanley	(665,333)	(665,881)	(548)
USD	14,424	GBP	10,946	10/13/20	Barclays Bank PLC	(14,424)	(13,533)	891

								$4,763

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Statement of Assets and Liabilities

June 30, 2020 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $6,874,643 (Cost $251,725,488) (Note 2)	$229,923,457	[1]
Cash	7,905,746
Foreign currency at value (Cost $4,897)	5,009
Interest receivable	3,729,983
Receivable for investments sold	340,805
Unrealized appreciation on forward foreign currency contracts (Note 2)	14,508
Prepaid expenses and other assets	1,995

Total assets	241,921,503

Liabilities
Investment advisory fee payable (Note 3)	165,239
Administrative services fee payable (Note 3)	8,758
Loan payable (Note 4)	69,250,000
Payable upon return of securities loaned (Note 2)	6,874,643
Payable for investments purchased	4,476,903
Directors’ fee payable	50,798
Unrealized depreciation on forward foreign currency contracts (Note 2)	9,745
Accrued expenses	145,361

Total liabilities	80,981,447

Net Assets
Applicable to 52,304,929 shares outstanding	$160,940,056

Net Assets
Capital stock, $.001 par value (Note 6)	52,305
Paid-in capital (Note 6)	196,131,924
Total distributable earnings (loss)	(35,244,173)

Net assets	$160,940,056

Net Asset Value Per Share ($160,940,056 / 52,304,929)	$3.08

Market Price Per Share	$2.71

[1]	Includes $6,709,683 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Statement of Operations

For the Six Months Ended June 30, 2020 (unaudited)

Investment Income
Interest	$8,402,427
Other	8,112
Securities lending (net of rebates)	14,942

Total investment income	8,425,481

Expenses
Investment advisory fees (Note 3)	368,178
Administrative services fees (Note 3)	20,781
Interest expense (Note 4)	518,540
Directors’ fees	63,255
Legal fees	46,326
Commitment fees (Note 4)	33,333
Audit and tax fees	32,336
Printing fees	28,377
Transfer agent fees (Note 3)	23,256
Custodian fees	18,017
Stock exchange listing fees	8,354
Insurance expense	3,048
Miscellaneous expense	5,176

Total expenses	1,168,977

Net investment income	7,256,504

Net Realized and Unrealized Gain (Loss) from Investments, Foreign Currency and Forward Foreign Currency Contracts
Net realized loss from investments	(1,238,761)
Net realized gain from foreign currency transactions	19,690
Net change in unrealized appreciation (depreciation) from investments	(20,156,301)
Net change in unrealized appreciation (depreciation) from foreign currency translations	(206)
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	90,705

Net realized and unrealized loss from investments, foreign currency and forward foreign currency contracts	(21,284,873)

Net decrease in net assets resulting from operations	$(14,028,369)

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019
From Operations
Net investment income	$7,256,504	$13,552,928
Net realized loss from investments, foreign currency transactions and forward foreign currency contracts	(1,219,071)	(680,559)
Net change in unrealized appreciation (depreciation) from investments, foreign currency translations and forward foreign currency contracts	(20,065,802)	15,382,727

Net increase (decrease) in net assets resulting from operations	(14,028,369)	28,255,096

From Distributions
From distributable earnings	(7,061,165)	(13,882,110)
Return of Capital	—	(240,221)

Net decrease in net assets resulting from distributions	(7,061,165)	(14,122,331)

Net increase (decrease) in net assets	(21,089,534)	14,132,765
Net Assets
Beginning of period	182,029,590	167,896,825

End of period	$160,940,056	$182,029,590

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Statement of Cash Flows

June 30, 2020 (unaudited)

Reconciliation of Net Decrease in Net Assets from Operations to Net Cash Used in Operating Activities
Net decrease in net assets resulting from operations		$ (14,028,369)

Adjustments to Reconcile Net Decrease in Net Assets from Operations to Net Cash Used in Operating Activities
Increase in interest receivable	$ (515,725)
Decrease in accrued expenses	(10,795)
Decrease in payable upon return of securities loaned	(2,165,105)
Decrease in prepaid expenses and other assets	3,718
Decrease in advisory fees payable	(43,981)
Net amortization of discount on investments	(416,390)
Purchases of long-term securities, net of change in payable for investments purchased	(48,595,242)
Sales of long-term securities, net of change in receivable for investments sold	37,403,479
Net proceeds from sales (purchases) of short-term securities	2,165,105
Net change in unrealized (appreciation) depreciation from investments and forward foreign currency contracts	20,065,596
Net realized loss from investments	1,238,761
Total adjustments		9,129,421

Net cash used in operating activities[1]		$(4,898,948)

Cash Flows From Financing Activities
Borrowings on revolving credit facility	10,000,000
Repayments of credit facility	(1,000,000)
Cash dividends paid	(7,061,165)

Net cash provided by financing activities		1,938,835

Net decrease in cash		(2,960,113)
Cash — beginning of period		10,870,868

Cash — end of period		$7,910,755

[1]	Included in operating expenses is cash of $518,540 paid for interest on borrowings.

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Financial Highlights

	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31,
		2019	2018	2017	2016	2015
Per share operating performance
Net asset value, beginning of period	$3.48	$3.21	$3.58	$3.48	$3.21	$3.62

INVESTMENT OPERATIONS
Net investment income[1]	0.14	0.26	0.27	0.24	0.25	0.25
Net gain (loss) on investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(0.40)	0.28	(0.37)	0.12	0.28	(0.40)

Total from investment activities	(0.26)	0.54	(0.10)	0.36	0.53	(0.15)

LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.14)*	(0.27)	(0.27)	(0.24)	(0.25)	(0.26)
Return of capital	—	(0.00)[2]	—	(0.02)	(0.01)	—

Total dividends and distributions	(0.14)	(0.27)	(0.27)	(0.26)	(0.26)	(0.26)

CAPITAL SHARE TRANSACTIONS

Net asset value, end of period	$3.08	$3.48	$3.21	$3.58	$3.48	$3.21

Per share market value, end of period	$2.71	$3.22	$2.77	$3.31	$3.16	$2.78

TOTAL INVESTMENT RETURN[3]
Net asset value	(6.98)%	18.17%	(2.39)%	11.34%	18.64%	(3.35)%
Market value	(11.55)%	26.71%	(8.89)%	13.37%	24.39%	(7.90)%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$160,940	$182,030	$167,897	$187,472	$182,019	$167,848
Ratio of expenses to average net assets	1.44%[4]	1.92%	1.82%	1.06%	0.74%	0.66%
Ratio of expenses to average net assets excluding interest expense	0.80%[4]	0.78%	0.78%	0.90%	0.74%	0.66%
Ratio of net investment income to average net assets	8.95%[4]	7.59%	7.83%	6.75%	7.66%	7.21%
Asset Coverage per $1,000 of Indebtedness	$3,324	$4,021	$3,373	$5,075	$—	$—
Portfolio turnover rate	17%	35%	39%	64%	53%	51%

[1]	Per share information is calculated using the average shares outstanding method.
[2]	This amount represents less than $(0.01) per share.
[3]

Total investment return at net asset value is based on the change in the net asset value of Fund shares and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment program. Total investment return at market value is based on the change in the market price at which the Fund’s shares traded on the stock exchange during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment program. Because the Fund’s shares trade in the stock market based on investor demand, the Fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on NAV and share price. Total returns for periods less than one year are not annualized.

[4]	Annualized.
*

The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements

June 30, 2020 (unaudited)

Note 1. Organization

Credit Suisse Asset Management Income Fund, Inc. (the “Fund”) was incorporated on February 11, 1987 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The investment objective of the Fund is to provide current income consistent with the preservation of capital.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Directors (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$161,205,233	$94,911		$161,300,144
Bank Loans	—	43,962,289	11,865,960		55,828,249
Asset Backed Securities	—	4,524,121	—		4,524,121
Common Stocks	131,256	—	1,265,044		1,396,300
Warrants	—	—	0	(1)	0	(1)
Short-term Investment	—	6,874,643	—		6,874,643

	$131,256	$216,566,286	$13,225,915		$229,923,457

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$14,508	$—		$14,508

Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$9,745	$—		$9,745

(1)	Includes zero valued securities.
*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following is a reconciliation of investments as of June 30, 2020 for which significant unobservable inputs were used in determining fair value.

	Corporate Bonds	Bank Loans	Common Stocks	Warrant		Total
Balance as of December 31, 2019	$3,730	$14,127,238	$1,648,703	$0	(1)	$15,779,671
Accrued discounts (premiums)	—	29,106	—	—		29,106
Purchases	856,000	5,268,611	1,297,305	—		7,421,916
Sales	(389,149)	(823,464)	(3,506)	—		(1,216,119)
Realized gain (loss)	(281,851)	(185,910)	(710,105)	—		(1,177,866)
Change in unrealized appreciation (depreciation)	(93,819)	(1,540,801)	(967,353)	—		(2,601,973)
Transfers into Level 3	—	3,390,625	—	—		3,390,625
Transfers out of Level 3	—	(8,399,445)	—	—		(8,399,445)

Balance as of June 30, 2020	$94,911	$11,865,960	$1,265,044	$0	(1)	$13,225,915

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2020	$(93,819)	$(750,951)	$(967,353)	—		$(1,812,123)

(1)	Includes zero valued securities.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value At 06/30/2020	Valuation Techniques	Unobservable Input	Range (Weighted Average)*
Corporate Bonds	$3,730	Income Approach	Expected remaining distribution	$0.01 (N/A)
	$91,181	Market Approach	EBITDA Multiples	11.7 (N/A)
Bank Loans	$11,865,960	Vendor Pricing	Single Broker Quote	$0.20 - $1.00 ($0.93)
Common Stocks	$967,491	Vendor Pricing	Single Broker Quote	$21.00 (N/A)
	$297,524	Market Approach	EBITDA Multiples	3.7 - 12.4 (10.4)
	$29	Income Approach	Expected remaining distribution	$0.00 - $0.01 ($0.01)
Warrant	$0	Income Approach	Expected remaining distribution	$0.00 (N/A)

*	Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

For the six months ended June 30, 2020, $3,390,625 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $8,399,445 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance and cash flows.

The following table presents the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2020 and the effect of these derivatives on the Statement of Operations for the six months ended June 30, 2020.

Primary Underlying Risk	Derivative Assets	Derivative Liabilities	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate forward contracts	$14,508	$9,745	$—	$90,705

For the six months ended June 30, 2020, the Fund held an average monthly value on a net basis of $3,197,864 in forward foreign currency contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”) with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund’s derivative assets, net of related collateral held by the Fund, at June 30, 2020:

Counterparty	Gross Amount of Derivative Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Barclays Bank PLC	$891	$(72)	$—	$—	$819
Deutsche Bank	4,635	(3,317)	—	—	1,318
JPMorgan Chase	8,982	(2,031)	—	—	6,951

	$14,508	$(5,420)	$—	$—	$9,088

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following table presents by counterparty the Fund’s derivative liabilities, net of related collateral pledged by the Fund, at June 30, 2020:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Barclays Bank PLC	$72	$(72)	$—	$—	$—
Deutsche Bank	3,317	(3,317)	—	—	—
JPMorgan Chase	2,031	(2,031)	—	—	—
Morgan Stanley	4,325	—	—	—	4,325

	$9,745	$(5,420)	$—	$—	$4,325

(a)	Forward foreign currency contracts are included.

C) FOREIGN CURRENCY TRANSACTIONS —The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into US dollar amounts on the date of those transactions.

Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments, at the end of the period, resulting from changes in exchange rates.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Fund declares and pays dividends on a monthly basis and records them on ex-date. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

The Fund’s dividend policy is to distribute substantially all of its net investment income to its shareholders on a monthly basis. However, in order to provide shareholders with a more consistent yield to the current trading price of shares of common stock of the Fund, the Fund may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Fund for any particular month may be more or less than the amount of net investment income earned by the Fund during such month.

F) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund’s intention to continue to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships (“Qualifying Income”).

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority’s widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G) CASH — The Fund’s uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company (“SSB”), the Fund’s custodian.

H) CASH FLOW INFORMATION — Cash, as used in the Statement of Cash Flows, is the amount reported in the Statement of Assets and Liabilities, including domestic and foreign currencies. The Fund invests in securities and distributes dividends from net investment income and net realized gains, if any (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statement of Changes in Net Assets. Information on cash payments is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include unrealized gain or loss on investment securities and accretion or amortization income/expense recognized on investment securities.

I) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract (“forward currency contract”) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund’s open forward currency contracts at June 30, 2020 are disclosed in the Schedule of Investments.

J) UNFUNDED LOAN COMMITMENTS — The Fund enters into certain agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Funded and unfunded portions of credit agreements are presented in the Schedule of Investments. As of June 30, 2020, the fund has no unfunded loan commitments.

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.

K) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund’s securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund’s securities lending agent. As of June 30, 2020, the Fund had investment securities on loan with a fair value of $6,709,683. Collateral received for securities loaned and a related liability of $6,874,643 are presented gross in the Statement of Assets and Liabilities. The collateral for securities loaned is valued consistently with the other investments held by the Fund and is included in Level 2 of the fair value hierarchy. As of June 30, 2020, the value of the related collateral exceeded the value of the securities loaned.

The Fund’s securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. During the six months ended June 30, 2020, total earnings from the Fund’s investment in cash collateral received in connection with securities lending arrangements was $36,895, of which $16,981 was rebated to borrowers (brokers). The Fund retained $14,942 in income from the cash collateral investment, and SSB, as lending agent, was paid $4,972.

L) OTHER — Lower-rated debt securities (commonly known as “junk bonds”) possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

In the normal course of business the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund’s Statement of Assets and Liabilities.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund’s net asset value.

M) SUBSEQUENT EVENTS — In preparing the financial statements as of June 30, 2020, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at a rate per annum, computed weekly and paid quarterly as follows: 0.50% of the lower of the weekly stock price (market value) of the Fund’s outstanding shares or its average weekly net assets. For the six months ended June 30, 2020, investment advisory fees earned were $368,178.

SSB serves as Accounting and Administrative Agent for the Fund. For its administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2020, administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $20,781.

The Fund from time to time purchases or sells loan investments in the secondary market through Credit Suisse or its affiliates acting in the capacity as broker-dealer. Credit Suisse or its affiliates may have acted in some type of agent capacity to the initial loan offering prior to such loan trading in the secondary market.

Note 4. Line of Credit

The Fund has a line of credit subject to annual renewal provided by SSB primarily to leverage its investment portfolio (the “Agreement”). The Fund may borrow the lesser of: a) $90,000,000; b) an amount that is no greater than 33 1/3% of the Fund’s total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage); and c) the Borrowing Base as defined in the Agreement. Under the terms of the Agreement, the Fund pays a commitment fee of 0.25% on the unused amount. In addition, the Fund pays interest on borrowings at LIBOR plus a spread. At June 30, 2020, the Fund had loans outstanding under the Agreement of $69,250,000. Unless renewed, the Agreement will terminate on June 9, 2021. During the six months ended June 30, 2020, the Fund had borrowings under the Agreement as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding	Interest Expense
$63,508,242	1.62%	$69,250,000	$518,540

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2020 (unaudited)

Note 4. Line of Credit (continued)

The use of leverage by the Fund creates an opportunity for increased net income and capital appreciation for the Fund, but, at the same time, creates special risks, and there can be no assurance that a leveraging strategy will be successful during any period in which it is employed. The Fund intends to utilize leverage to provide the shareholders with a potentially higher return. Leverage creates risks for shareholders including the likelihood of greater volatility of net asset value and market price of the Fund’s shares and the risk that fluctuations in interest rates on borrowings and short-term debt may affect the return to shareholders. To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return to the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, Credit Suisse in its best judgment nevertheless may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

Certain types of borrowings by the Fund may result in the Fund being subject to covenants in credit agreements, including those relating to asset coverage and portfolio composition requirements. The securities held by the Fund are subject to a lien granted to the lender, to the extent of the borrowing outstanding and any additional expenses. The Fund’s lenders may establish guidelines for borrowing which may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. There is no guarantee that the Fund’s borrowing arrangements or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Fund. Expiration or termination of available financing for leveraged positions can result in adverse effects to the Fund’s access to liquidity and its ability to maintain leverage positions, and may cause the Fund to incur losses. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Fund. In addition, a decline in market value of the Fund’s assets may have particular adverse consequences in instances where the Fund has borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender requiring the Fund to sell assets at a time when it may not be in the Fund’s best interest to do so.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2020, purchases and sales of investment securities (excluding short-term investments) were $48,152,383 and $37,214,337, respectively.

Note 6. Fund Shares

The Fund offers a Dividend Reinvestment Plan (the “Plan”) to its common stockholders. By participating in the Plan, dividends and distributions will be promptly paid to stockholders in additional shares of common stock of the Fund. The number of shares to be issued will be determined by dividing the total amount of the distribution payable by the greater of (i) the net asset value per share (“NAV”) of the Fund’s common stock on the payment date, or (ii) 95% of the market price per share of the Fund’s common stock on the payment date. If the NAV of the Fund’s common stock is greater than the market price (plus estimated brokerage commissions) on the payment date, Computershare (or a broker-dealer selected by Computershare) shall endeavor to apply the amount of such distribution to purchase shares of Fund common stock in the open market.

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2020 (unaudited)

Note 6. Fund Shares (continued)

The Fund has one class of shares of common stock, par value $.001 per share; one hundred million shares are authorized.

There were no shares of common stock issued for the six months ended June 30, 2020 and the year ended December 31, 2019.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Asset Management Income Fund, Inc.

Shareholder Meeting Results (unaudited)

On April 14, 2020, the Annual Meeting of Shareholders of the Credit Suisse Asset Management Income Fund, Inc. (the “Fund”) was held and the following matter was voted upon:

(1) To re-elect two directors to the Board of Directors of the Fund:

Name of Director	FOR	WITHHELD
Jeffrey Garten	30,981,739.176	15,659,180.765
Steven Rappaport	30,974,085.427	15,666,834.514

In addition to the directors re-elected at the meeting, Laura DeFelice, Mahendra Gupta, and John Popp continue to serve as Directors of the Fund.

Credit Suisse Asset Management Income Fund, Inc.

Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use (“individual investors”). Specified sections of this notice, however, also apply to other types of investors (called “institutional investors”). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•

Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•

Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•

We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

•

We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•

In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Credit Suisse Asset Management Income Fund, Inc.

Notice of Privacy and Information Practices (unaudited) (continued)

Confidentiality and security

•

To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 19, 2020.

Credit Suisse Asset Management Income Fund, Inc.

Change in Independent Registered Public Accounting Firm (unaudited)

Effective June 25, 2020, KPMG LLP (“KPMG”) was dismissed as the independent registered public accounting firm to the Fund. The Audit Committee of the Board participated in, and approved, the decision to change the independent registered public accounting firm on June 25, 2020. KPMG’s reports on the Fund’s financial statements for the fiscal periods ended October 31, 2019 and October 31, 2018 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund’s fiscal periods ended October 31, 2019 and October 31, 2018 and the subsequent interim period through June 25, 2020, (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Audit Committee of the Board approved the engagement of PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm for the fiscal year ending October 31, 2020. During the Fund’s fiscal periods ended October 31, 2019 and October 31, 2018 and the subsequent interim period through June 25, 2020, neither the Fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Credit Suisse Asset Management Income Fund, Inc.

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•	By calling 1-800-293-1232

•	On the Fund’s website, www.credit-suisse.com/us/funds

•	On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov.

Funds Managed by Credit Suisse Asset Management, LLC

CLOSED-END FUNDS

Fixed Income

Credit Suisse Asset Management Income Fund, Inc. (NYSE American: CIK)

Credit Suisse High Yield Bond Fund (NYSE American: DHY)

Literature Request — Call today for free descriptive information on the closed-ended funds listed above at 1-800-293-1232 or visit our website at www.credit-suisse.com/us/funds

OPEN-END FUNDS

Credit Suisse Commodity Return Strategy Fund	Credit Suisse Strategic Income Fund
Credit Suisse Floating Rate High Income Fund	Credit Suisse Managed Futures Strategy Fund
Credit Suisse Multialternative Strategy Fund

Fund shares are not deposits or other obligation of Credit Suisse Asset Management, LLC or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse Asset Management, LLC or any affiliate. Fund investments are subject to investment risks, including loss of your investment. There are special risk considerations associated with international, global, emerging-markets, small-company, private equity, high-yield debt, single-industry, single-country and other special, aggressive or concentrated investment strategies. Past performance cannot guarantee future results.

More complete information about a fund, including charges and expenses, is provided in the Prospectus, which should be read carefully before investing. You may obtain copies by calling Credit Suisse Funds at 1-877-870-2874. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor.

Credit Suisse Asset Management Income Fund, Inc.

Dividend Reinvestment and Cash Purchase Plan (unaudited)

Credit Suisse Asset Management Income Fund, Inc. (the “Fund”) offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) to its common stockholders. The Plan offers common stockholders a prompt and simple way to reinvest net investment income dividends and capital gains and other periodic distributions in shares of the Fund’s common stock. Computershare Trust Company, N.A. (“Computershare”) acts as Plan Agent for stockholders in administering the Plan.

If your shares of common stock of the Fund are registered in your own name, you will automatically participate in the Plan, unless you have indicated that you do not wish to participate and instead wish to receive dividends and capital gains distributions in cash. If you are a beneficial owner of the Fund having your shares registered in the name of a bank, broker or other nominee, you must first make arrangements with the organization in whose name your shares are registered to have the shares transferred into your own name. Registered shareholders can join the Plan via the Internet by going to www.computershare.com, authenticating your online account, agreeing to the Terms and Conditions of online “Account Access” and completing an online Plan Enrollment Form. Alternatively, you can complete the Plan Enrollment Form and return it to Computershare at the address below.

By participating in the Plan, your dividends and distributions will be promptly paid to you in additional shares of common stock of the Fund. The number of shares to be issued to you will be determined by dividing the total amount of the distribution payable to you by the greater of (i) the net asset value per share (“NAV”) of the Fund’s common stock on the payment date, or (ii) 95% of the market price per share of the Fund’s common stock on the payment date. If the NAV of the Fund’s common stock is greater than the market price (plus estimated brokerage commissions) on the payment date, then Computershare (or a broker-dealer selected by Computershare) shall endeavor to apply the amount of such distribution on your shares to purchase shares of Fund common stock in the open market.

You should be aware that all net investment income dividends and capital gain distributions are taxable to you as ordinary income and capital gain, respectively, whether received in cash or reinvested in additional shares of the Fund’s common stock.

The Plan also permits participants to purchase shares of the Fund through Computershare. You may invest $100 or more monthly, with a maximum of $100,000 in any annual period. Computershare will purchase shares for you on the open market on the 25th of each month or the next trading day if the 25th is not a trading day.

There is no service fee payable by Plan participants for dividend reinvestment. For voluntary cash payments, Plan participants must pay a service fee of $5.00 per transaction. Plan participants will also be charged a pro rata share of the brokerage commissions for all open market purchases ($0.03 per share as of October 2006). Participants will also be charged a service fee of $5.00 for each sale and brokerage commissions of $0.03 per share (as of October 2006).

You may terminate your participation in the Plan at any time by notifying Computershare or requesting a sale of your shares held in the Plan. Your withdrawal will be effective immediately if your notice is received by Computershare prior to any dividend or distribution record date; otherwise, such termination will be effective only with respect to any subsequent dividend or distribution. Your dividend participation option will remain the same unless you withdraw all of your whole and fractional Plan shares, in which case your participation in the Plan will be terminated and you will receive subsequent dividends and capital gains distributions in cash instead of shares.

Credit Suisse Asset Management Income Fund, Inc.

Dividend Reinvestment and Cash Purchase Plan (unaudited) (continued)

If you want further information about the Plan, including a brochure describing the Plan in greater detail, please contact Computershare as follows:

By Internet:	www.computershare.com

By phone:	(800) 730-6001 (U.S. and Canada)
(781) 575-3100 (Outside U.S. and Canada)

Customer service associates are available from 9:00 a.m. to 5:00 p.m. Eastern time, Monday through Friday

By mail:	Credit Suisse Asset Management Income Fund, Inc.
c/o Computershare
P.O. Box 30170
College Station, TX 77842-3170

Overnight correspondence should be sent to:

Computershare
211 Quality Circle, Suite 210
College Station, TX 77845

All notices, correspondence, questions or other communications sent by mail should be sent by registered or certified mail, return receipt requested.

The Plan may be terminated by the Fund or Computershare upon notice in writing mailed to each participant at least 30 days prior to any record date for the payment of any dividend or distribution.

This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

CIK-SAR-0620

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 6. Schedule of Investments.

(a)	This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(g) of Schedule 14A in its definitive proxy statement dated March 9, 2020.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)	Not applicable.

(b)	The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	August 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	August 25, 2020

/s/ Omar Tariq
Name:	Omar Tariq
Title:	Chief Financial Officer and Treasurer
Date:	August 25, 2020